Note 17 - Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of the components and trade and other receivables [text block]
	2017	2016

Bullion revenue receivable	1,386	1,059
VAT receivables	2,947	1,901
Deposits for stores and equipment and other receivables	629	465
Total	4,962	3,425